SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			12 Months Ended
	May 01, 2019	Apr. 30, 2019	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2017 USD ($)
Product Information [Line Items]
Allowance for accounts receivable			$ 400,262
Advance to suppliers			68,511	144,520
Additional lease liability			107,467	19,068
Goodwill			7,558,289
Advances from customers			747,093	1,153,717
Value added tax description	the Company is no longer qualified as a small-scale enterprise. The Company’s grains, oil, and spices products are subject to 9% VAT and the other products are subject to 13% VAT. All the Company’s products are subject to tax surcharges at 12% of the VAT payable	the Company’s product sales revenues were subject to VAT at a reduced rate of 3% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable since the company is qualified as a small-scale enterprise
Cash insured amount			78,423			¥ 500,000
Cash			$ 23,716,768	$ 26,634,332
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage			22.30%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage			19.50%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage			15.90%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | Supplier Four [Member]
Product Information [Line Items]
Concentration risk, percentage			11.40%
Supplier Concentration Risk [Member] | Purchases Risk [Member] | One Major Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage				8.30%	9.70%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk, percentage			29.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk, percentage			28.70%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Three [Member]
Product Information [Line Items]
Concentration risk, percentage			14.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Major Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage				33.10%	20.70%
PRC Bank [Member]
Product Information [Line Items]
Cash			$ 23,716,768	$ 26,634,332
Accounting Standards Update 2016-02 [Member]
Product Information [Line Items]
Additional lease liability							$ 22,192